Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Ore stockpiles	$ 3,859	$ 1,620
In-process inventory and finished goods	81,282	59,974
Materials and supplies	78,093	76,291
Inventories	$ 163,234	$ 137,885